Accounts Receivable-Third Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accounts Receivable
Accounts receivable, gross	$ 46,279	$ 43,532
Allowance for doubtful accounts	(2,767)	(2,720)
Accounts receivable, net	$ 43,512	$ 40,812